Exhibit 99.9 Schedule 3

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
41443417	284_51_1446	1446	Credit		Missing evidence of sale of other property owned (REO1)	Final Hud-1,Closing documents, or other evidence of sale from property listed in position 1 on the application evidencing liens paid was not provided. Property status is listed as Pending Sale. File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.		(2021-11-17) Lender provided executed purchase contract for departing residence and confirmation all financing contigencies cleared as required for pending sale closing after subject loan. Condition cleared.	UW Guides require 12.00 months reserves, loan qualified with 37.50 months reserves.; Primary borrower has 15.50 years in field. ; FICO is higher than guidelines. FICO is: 754 and the guideline is:660.	Cleared	3	3	1	1					D	A	D	A			Yes
41443417	284_51_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing This finding is non-material and will be rated a B grade. The exception status is currently Acknowledged by Client.		(2022-03-22) This finding is non-material and will be rated a B grade. Acknowledged by Client.	UW Guides require 12.00 months reserves, loan qualified with 37.50 months reserves.; Primary borrower has 15.50 years in field. ; FICO is higher than guidelines. FICO is: 754 and the guideline is:660.	Acknowledged by Client	2	2	2	2					B	B	B	B			Yes
41443417	284_51_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B grade. The exception status is currently Acknowledged by Client.		(2022-03-22) This finding is non-material and will be rated a B grade. Acknowledged by Client.	UW Guides require 12.00 months reserves, loan qualified with 37.50 months reserves.; Primary borrower has 15.50 years in field. ; FICO is higher than guidelines. FICO is: 754 and the guideline is:660.	Acknowledged by Client	2	2	2	2					B	B	B	B			Yes